Commitments, Contingent Liabilities and Other Matters (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments, Contingent Liabilities and Other Matters
Total rental expense	$ 7,200,000	$ 7,300,000	$ 8,300,000
Future minimum lease payments due under non-cancellable operating leases
2014	3,505,000
2015	2,454,000
2016	1,168,000
2017	631,000
2018	157,000
Thereafter	122,000
Total	8,037,000
Minimum period for non-cancellable sub-leases	1 year
Aggregate future minimum rentals to be received under non-cancellable sub-leases	85,875,000
Approximate cash maintained to satisfy regulatory reserve requirements	$ 106,841,000	$ 96,087,000